Document and Entity Information	Apr. 27, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 27, 2020
Entity Registrant Name	CATHAY GENERAL BANCORP
Entity Central Index Key	0000861842
Entity Emerging Growth Company	false
Entity File Number	001-31830
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	95-4274680
Entity Address, Address Line One	777 North Broadway
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90012
City Area Code	(213)
Local Phone Number	625-4700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common stock
Trading Symbol(s)	CATY
Name of each exchange on which registered	NASDAQ